Annual Total Returns (Vanguard Small-Cap Index Fund - ETF Shares ETF) (Vanguard Small-Cap Index Fund, Vanguard Small-Cap Index Fund - ETF Shares)	12 Months Ended
Dec. 31, 2012
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - ETF Shares
Annual Total Return
2012	18.22%
2011	(2.68%)
2010	27.89%
2009	36.31%
2008	(35.99%)
2007	1.27%
2006	15.79%
2005	7.53%